Tribune Company

Harbor Mid Cap Value Fund had been named as a defendant and/or as a putative member of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.); Deutsche Bank v. Ohlson Enterprises, No. 12-0064(S.D.N.Y.); and Niese v. ABN AMRO Clearing Chicago LLC, No. 12-0555 (S.D.N.Y.), all three of which had been consolidated with other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No.11-2296 (S.D.N.Y.). The lawsuits resulted from a leveraged buyout transaction effected in 2007 by the Tribune Company (the “Tribune”). None of the lawsuits alleged any wrongdoing on the part of Harbor Mid Cap Value Fund. Harbor Mid Cap Value Fund held shares of Tribune and tendered those shares as part of the Tribune’s leveraged buyout transaction. On February 22,2022, the Supreme Court denied the plaintiffs’ petition for certiorari. The Supreme Court’s decision denying the plaintiffs ’petition for certiorari ended the legal proceedings, denying any recovery to the plaintiffs.